EMPLOYEE BENEFIT PLANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 01, 2015	Nov. 30, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of defined benefit plans disclosures

The following table summarizes the components of net periodic benefit cost and the changes recognized in “Accumulated other comprehensive loss” for the Company’s defined benefit pension plans and postretirement benefit plans:

	Pension Benefits		Postretirement Benefits
	Three Months Ended		Three Months Ended
	March 1, 2015	February 23, 2014	March 1, 2015	February 23, 2014
	(Dollars in thousands)
Net periodic benefit cost:
Service cost	$2,128	$2,159	$63	$68
Interest cost	11,840	13,761	1,147	1,338
Expected return on plan assets	(12,717)	(13,843)	—	—
Amortization of prior service benefit	(16)	(17)	—	(1)
Amortization of actuarial loss	3,160	2,696	1,128	989
Curtailment loss	335	232	—	700
Net settlement loss	—	60	—	—

Net periodic benefit cost	4,730	5,048	2,338	3,094

Changes in accumulated other comprehensive loss:
Amortization of prior service benefit	16	17	—	1
Amortization of actuarial loss	(3,160)	(2,696)	(1,128)	(989)
Curtailment loss	(335)	—	—	—
Net settlement loss	—	(25)	—	—

Total recognized in accumulated other comprehensive loss	(3,479)	(2,704)	(1,128)	(988)

Total recognized in net periodic benefit cost and accumulated other comprehensive loss	$1,251	$2,344	$1,210	$2,106

The components of the Company’s net periodic benefit cost (income) were as follows:

	Pension Benefits			Postretirement Benefits
	2014	2013	2012	2014	2013	2012
	(Dollars in thousands)
Net periodic benefit cost (income):
Service cost	$8,397	$8,707	$8,952	$255	$376	$397
Interest cost	54,958	51,984	57,635	5,199	4,957	6,634
Expected return on plan assets	(55,521)	(56,183)	(52,029)	—	—	—
Amortization of prior service benefit(1)	(53)	(80)	(78)	(5)	(488)	(16,356)
Amortization of actuarial loss	10,932	16,311	12,612	4,201	6,765	5,157
Curtailment loss (gain)	2,614	(564)	(2,391)	733	—	—
Special termination benefit	35	98	159	—	—	—
Net settlement loss	30,558	517	383	—	—	—

Net periodic benefit cost (income)	51,920	20,790	25,243	10,383	11,610	(4,168)

Changes in accumulated other comprehensive loss:
Actuarial loss (gain)	92,544	(134,378)		6,453	(10,626)
Amortization of prior service benefit(1)	53	80		5	488
Amortization of actuarial loss	(10,932)	(16,311)		(4,201)	(6,765)
Curtailment gain	113	498		—	—
Net settlement loss	(30,712)	(178)		—	—

Total recognized in accumulated other comprehensive loss	51,066	(150,289)		2,257	(16,903)

Total recognized in net periodic benefit cost (income) and accumulated other comprehensive loss	$102,986	$(129,499)		$12,640	$(5,293)

(1)	Postretirement benefits amortization of prior service benefit recognized during 2012 relates primarily to the favorable impact of the February 2004 and August 2003 plan amendments, which concluded amortization in 2012.

Schedule of benefit obligations in excess of fair value of plan assets

The following tables summarize activity of the Company’s defined benefit pension plans and postretirement benefit plans:

	Pension Benefits		Postretirement Benefits
	2014	2013	2014	2013
	(Dollars in thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,233,799	$1,388,650	$135,595	$155,864
Service cost	8,397	8,707	255	376
Interest cost	54,958	51,984	5,199	4,957
Plan participants’ contribution	700	771	4,658	5,242
Actuarial loss (gain)(1)	166,664	(114,441)	6,455	(10,626)
Net curtailment loss (gain)	2,093	(341)	733	—
Impact of foreign currency changes	(12,532)	1,219	—	—
Plan settlements(2)	(102,021)	(7,909)	—	—
Special termination benefits	35	74	—	—
Net benefits paid(3)	(62,756)	(94,915)	(18,811)	(20,218)

Benefit obligation at end of year	1,289,337	1,233,799	134,084	135,595

Change in plan assets:
Fair value of plan assets at beginning of year	903,033	894,362	—	—
Actual return on plan assets(4)	128,281	75,683	—	—
Employer contribution	20,046	35,064	14,153	14,976
Plan participants’ contributions	700	771	4,658	5,242
Plan settlements(2)	(102,021)	(7,909)	—	—
Impact of foreign currency changes	(8,460)	(23)	—	—
Net benefits paid(3)	(62,756)	(94,915)	(18,811)	(20,218)

Fair value of plan assets at end of year	878,823	903,033	—	—

Unfunded status at end of year	$(410,514)	$(330,766)	$(134,084)	$(135,595)

(1)	Actuarial losses in 2014 in the Company’s pension benefit plans resulted from changes in mortality rate assumptions, primarily for the Company’s U.S. plans. Actuarial gains in 2013 in the Company’s pension benefit plans resulted from changes in discount rate assumptions, primarily for the Company’s U.S. plans. Changes in financial markets during 2014 and 2013, including a decrease and increase, respectively, in corporate bond yield indices, resulted in an increase and decrease in benefit obligations, respectively.

(2)	The increase in pension plan settlements in 2014 was primarily due to a voluntary lump-sum, cash-out program offered to vested, terminated U.S. pension plan participants in the last half of 2014. The extent of the funding from the cash-out program exceeded the settlement accounting threshold, and as such in 2014, these activities have been categorized as settlements. Pension plan assets were utilized to settle pension obligations for deferred participants that elected to participate in the program.

(3)	The decrease in pension benefits paid in 2014 was primarily due the 2013 voluntary cash-out program offered to vested, terminated U.S. pension plan participants in the first half of 2013. The extent of the funding from the cash-out program was below the settlement accounting threshold, and as such in 2013, these activities were categorized as net benefit payments. Pension plan assets were utilized to settle pension obligations for deferred participants that elected to participate in the program.

(4)	The increase in return on plan assets in 2014 was primarily due to the better-than-expected asset performance caused by the decrease in interest rates which resulted in higher returns on fixed income securities.

Schedule of amounts recognized in balance sheet

Amounts recognized in the consolidated balance sheets as of November 30, 2014, and November 24, 2013, consist of the following:

	Pension Benefits		Postretirement Benefits
	2014	2013	2014	2013
	(Dollars in thousands)
Prepaid benefit cost	$1,587	$1,331	$—	$—
Accrued benefit liability – current portion	(8,926)	(8,622)	(11,871)	(13,347)
Accrued benefit liability – long-term portion	(403,175)	(323,475)	(122,213)	(122,248)

	$(410,514)	$(330,766)	$(134,084)	$(135,595)

Accumulated other comprehensive loss:
Net actuarial loss	$(394,090)	$(343,148)	$(36,505)	$(34,248)
Net prior service benefit	548	666	—	—

	$(393,542)	$(342,482)	$(36,505)	$(34,248)

Schedule of accumulated benefit obligations in excess of fair value of plan assets

Information for the Company’s defined benefit plans with an accumulated or projected benefit obligation in excess of plan assets is as follows:

	Pension Benefits
	2014	2013
	(Dollars in thousands)
Accumulated benefit obligations in excess of plan assets:
Aggregate accumulated benefit obligation	$1,123,972	$1,147,938
Aggregate fair value of plan assets	728,844	827,764

Projected benefit obligations in excess of plan assets:
Aggregate projected benefit obligation	$1,202,714	$1,195,923
Aggregate fair value of plan assets	790,614	863,826

Schedule of assumptions used

Assumptions used in accounting for the Company’s benefit plans were as follows:

	Pension Benefits		Postretirement Benefits
	2014	2013	2014	2013

Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.6%	3.8%	4.2%	3.3%
Expected long-term rate of return on plan assets	6.3%	6.4%
Rate of compensation increase	3.7%	3.5%

Weighted-average assumptions used to determine benefit obligations:
Discount rate	3.8%	4.6%	3.6%	4.2%
Rate of compensation increase	3.4%	3.7%

Assumed health care cost trend rates were as follows:
Health care trend rate assumed for next year			7.0%	7.2%
Rate trend to which the cost trend is assumed to decline			4.5%	4.5%
Year that rate reaches the ultimate trend rate			2028	2028

Fair values of pension plan assets

The fair value of the Company’s pension plan assets by asset class are as follows:

	Year Ended November 30, 2014
Asset Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Cash and cash equivalents	$2,348	$2,348	$—	$—
Equity securities(1)
U.S. large cap	172,702	—	172,702	—
U.S. small cap	30,775	—	30,775	—
International	135,434	—	135,434	—
Fixed income securities(2)	464,685	—	464,685	—
Other alternative investments
Real estate(3)	58,215	—	58,215	—
Private equity(4)	2,471	—	—	2,471
Hedge fund(5)	7,273	—	7,273	—
Other(6)	4,921	—	4,921	—

Total investments at fair value	$878,824	$2,348	$874,005	$2,471

	Year Ended November 24, 2013
Asset Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Cash and cash equivalents	$1,132	$1,132	$—	$—
Equity securities(1)
U.S. large cap	175,181	—	175,181	—
U.S. small cap	31,163	—	31,163	—
International	133,339	—	133,339	—
Fixed income securities(2)	490,701	—	490,701	—
Other alternative investments
Real estate(3)	55,082	—	55,082	—
Private equity(4)	3,041	—	—	3,041
Hedge fund(5)	7,090	—	7,090	—
Other(6)	6,304	—	6,304	—

Total investments at fair value	$903,033	$1,132	$898,860	$3,041

(1)	Primarily comprised of equity index funds that track various market indices.

(2)	Predominantly includes bond index funds that invest in long-term U.S. government and investment grade corporate bonds.

(3)	Primarily comprised of investments in U.S. Real Estate Investment Trusts.

(4)	Represents holdings in a diversified portfolio of private equity funds and direct investments in companies located primarily in North America. Fair values are determined by investment fund managers using primarily unobservable market data.

(5)	Primarily invested in a diversified portfolio of equities, bonds, alternatives and cash with a low tolerance for capital loss.

(6)	Primarily relates to accounts held and managed by a third-party insurance company for employee-participants in Belgium. Fair values are based on accumulated plan contributions plus a contractually-guaranteed return plus a share of any incremental investment fund profits.

Schedule of expected benefit payments

The Company’s estimated future benefit payments to participants, which reflect expected future service, as appropriate are anticipated to be paid as follows:

Fiscal year	Pension Benefits	Postretirement Benefits	Total
	(Dollars in thousands)
2015	$65,054	$14,256	$79,310
2016	62,460	13,830	76,290
2017	63,601	13,332	76,933
2018	64,795	12,807	77,602
2019	64,898	12,378	77,276
2020-2023	346,869	56,777	403,646